Income taxes - Unrecognized deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Unrecognized deferred tax assets	¥ 1,580,932	¥ 511,360
Deductible temporary differences
Income taxes
Unrecognized deferred tax assets	865,741	63,546
Cumulative tax losses
Income taxes
Unrecognized deferred tax assets	¥ 715,191	¥ 447,814